Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2022
Share capital and share premium.
Schedule of number of share outstanding

Number of shares outstanding on January 1, 2020	42,761,528
Exercise of stock options	602,463
Global public offering in Euronext and Nasdaq on May 28, 2020	3,658,515
Over-allotment option exercised by underwriters on May 29, 2020	548,777
Number of shares outstanding on December 31, 2020	47,571,283
Exercise of stock options	503,282
Global public offering in Euronext and Nasdaq on February 2, 2021	3,125,000
Over-allotment option exercised by underwriters on February 4, 2021	468,750
Number of shares outstanding on December 31, 2021	51,668,315
Exercise of stock options	1,024,626
Vesting of RSUs	19,581
Global public offering in Euronext and Nasdaq on March 23, 2022	2,333,334
Over-allotment option exercised by underwriters on March 29, 2022	350,000
Number of shares outstanding on December 31, 2022	55,395,856
Issuance of shares in January 2023 relating to exercise of stock options and vesting of RSU in December 2022	15,076